UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

      Oppenheimer Main Street Small Cap Fund
      6803 S. Tucson Way
      Englewood, CO 80112
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

      Oppenheimer Main Street Small Cap Fund
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3.    Investment Company Act File Number: 811-09333

      Securities Act File Number:333-78269
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4(a). Last day of fiscal year for which this Form is filed: 6/30/00
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4(b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). / / Check box if this is the last time the issuer will be filing this
          Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                          $257,575,436

      (ii)   Aggregate price of securities
             redeemed or repurchase during the
             fiscal year:                         $30,660,802

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used
             to reduce registration fees
             payable to the Commission:           $-0-

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii):                        $30,660,802

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                    $226,914,634
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      (vi)   Redemption  credits  available  for $
             use in future years - if Item
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i):          $-0-
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      (vii)  Multiplier for determining
             registration fee (See Instruction C.9):             x .000264

      (viii) Registration fee due [multiple Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                                        =$59,905
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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule
      24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

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7.    Interest due - If this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):                  N/A
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8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]:                                      =$59,905
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: September 27, 2000

            Method of Delivery:  /X/ Wire Transfer # 2400
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: /s/ Scott Farrar
    -------------------------------------
    Scott Farrar, Assistant Treasurer

Date: September 28, 2000

cc: Allan Adams,Esq.
    Katherine P. Feld, Esq.